Loans and Allowance for Credit Losses, Impaired Loans, Average Recorded Investment and Interest Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	$ 17,626	$ 20,633	$ 23,875
Recognized interest income	1,121	1,130	1,251
Interest income:
Cash basis of accounting	338	299	353
Other	783	831	898
Total Commercial [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	3,665	4,740	5,247
Recognized interest income	270	224	240
Commercial and Industrial Loans [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	2,287	3,241	3,408
Recognized interest income	173	118	101
Commercial Real Estate Mortgage [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	1,193	1,328	1,636
Recognized interest income	89	91	128
Commercial Real Estate Construction [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	60	66	115
Recognized interest income	7	14	11
Lease Financing [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	125	105	88
Recognized interest income	1	1	0
Total Consumer [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	13,961	15,893	18,628
Recognized interest income	851	906	1,011
Real estate 1-4 family first mortgage [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	11,522	13,326	15,857
Recognized interest income	664	730	828
Real estate 1-4 family junior lien mortgage [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	1,804	2,041	2,294
Recognized interest income	116	121	132
Credit Card [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	407	323	295
Recognized interest income	50	36	34
Automobile [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	86	86	93
Recognized interest income	11	11	11
Other revolving credit and installment [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	142	117	89
Recognized interest income	$ 10	$ 8	$ 6